Shareholder Report, Holdings (Details)	Jul. 31, 2026
Fidelity Value Discovery K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Value Discovery K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Value Discovery K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Value Discovery K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Value Discovery K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Value Discovery K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Value Discovery K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Value Discovery K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Value Discovery K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Value Discovery K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Value Discovery K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Value Discovery K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Value Discovery K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Value Discovery K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Value Discovery K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Value Discovery K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Value Discovery K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Value Discovery K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Value Discovery K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Value Discovery K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Value Discovery K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Value Discovery K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	92.30%
Fidelity Value Discovery K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Value Discovery K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Value Discovery K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Discovery K6 Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Discovery K6 Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Discovery K6 Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Value Discovery K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Value Discovery K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Value Discovery Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Value Discovery Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Value Discovery Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Value Discovery Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Value Discovery Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Value Discovery Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Value Discovery Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Value Discovery Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Value Discovery Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Value Discovery Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Value Discovery Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Value Discovery Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Value Discovery Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Value Discovery Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Value Discovery Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Value Discovery Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Value Discovery Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Value Discovery Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Value Discovery Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Value Discovery Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Value Discovery Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Value Discovery Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	92.30%
Fidelity Value Discovery Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Value Discovery Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Value Discovery Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Discovery Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Discovery Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Discovery Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Value Discovery Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Value Discovery Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Value Discovery Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Value Discovery Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Value Discovery Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Value Discovery Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Value Discovery Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Value Discovery Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Value Discovery Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Value Discovery Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Value Discovery Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Value Discovery Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Value Discovery Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Value Discovery Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Value Discovery Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Value Discovery Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Value Discovery Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Value Discovery Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Value Discovery Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Value Discovery Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Value Discovery Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Value Discovery Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Value Discovery Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Value Discovery Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	92.30%
Fidelity Value Discovery Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Value Discovery Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Value Discovery Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Discovery Fund - Class K | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Discovery Fund - Class K | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Value Discovery Fund - Class K | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Value Discovery Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Value Discovery Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Intrinsic Opportunities Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Intrinsic Opportunities Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Intrinsic Opportunities Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Intrinsic Opportunities Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Intrinsic Opportunities Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Intrinsic Opportunities Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Intrinsic Opportunities Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Intrinsic Opportunities Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Intrinsic Opportunities Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Intrinsic Opportunities Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Intrinsic Opportunities Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Series Intrinsic Opportunities Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Series Intrinsic Opportunities Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Series Intrinsic Opportunities Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Intrinsic Opportunities Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Series Intrinsic Opportunities Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Series Intrinsic Opportunities Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Series Intrinsic Opportunities Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Series Intrinsic Opportunities Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Intrinsic Opportunities Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Series Intrinsic Opportunities Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Intrinsic Opportunities Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity Series Intrinsic Opportunities Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Intrinsic Opportunities Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Intrinsic Opportunities Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Intrinsic Opportunities Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Intrinsic Opportunities Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Intrinsic Opportunities Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Intrinsic Opportunities Fund | Greece
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Intrinsic Opportunities Fund | Austria
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Intrinsic Opportunities Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Intrinsic Opportunities Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Fidelity Series Intrinsic Opportunities Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Low-Priced Stock K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low-Priced Stock K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Low-Priced Stock K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Low-Priced Stock K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Low-Priced Stock K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Low-Priced Stock K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Low-Priced Stock K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Low-Priced Stock K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Low-Priced Stock K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Low-Priced Stock K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Low-Priced Stock K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Low-Priced Stock K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Low-Priced Stock K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Low-Priced Stock K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Low-Priced Stock K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Low-Priced Stock K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Low-Priced Stock K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Low-Priced Stock K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Low-Priced Stock K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Low-Priced Stock K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Low-Priced Stock K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low-Priced Stock K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	66.90%
Fidelity Low-Priced Stock K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Low-Priced Stock K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Low-Priced Stock K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Low-Priced Stock K6 Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Low-Priced Stock K6 Fund | France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Low-Priced Stock K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Low-Priced Stock K6 Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Low-Priced Stock K6 Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Low-Priced Stock K6 Fund | China
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Low-Priced Stock K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.40%
Fidelity Low-Priced Stock K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Low-Priced Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low-Priced Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Low-Priced Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Low-Priced Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Low-Priced Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Low-Priced Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Low-Priced Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Low-Priced Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Low-Priced Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Low-Priced Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Low-Priced Stock Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Low-Priced Stock Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Low-Priced Stock Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Low-Priced Stock Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Low-Priced Stock Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Low-Priced Stock Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Low-Priced Stock Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Low-Priced Stock Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Low-Priced Stock Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Low-Priced Stock Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Low-Priced Stock Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Low-Priced Stock Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Fidelity Low-Priced Stock Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Low-Priced Stock Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Low-Priced Stock Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low-Priced Stock Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Low-Priced Stock Fund | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Low-Priced Stock Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Low-Priced Stock Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Low-Priced Stock Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Low-Priced Stock Fund | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low-Priced Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Low-Priced Stock Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Low-Priced Stock Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low-Priced Stock Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Low-Priced Stock Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Low-Priced Stock Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Low-Priced Stock Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Low-Priced Stock Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Low-Priced Stock Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Low-Priced Stock Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Low-Priced Stock Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Low-Priced Stock Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Low-Priced Stock Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Low-Priced Stock Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Low-Priced Stock Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Low-Priced Stock Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Low-Priced Stock Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Low-Priced Stock Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Low-Priced Stock Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Low-Priced Stock Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Low-Priced Stock Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Low-Priced Stock Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Low-Priced Stock Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Low-Priced Stock Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Fidelity Low-Priced Stock Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Low-Priced Stock Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Low-Priced Stock Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low-Priced Stock Fund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Low-Priced Stock Fund - Class K | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Low-Priced Stock Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Low-Priced Stock Fund - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Low-Priced Stock Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Low-Priced Stock Fund - Class K | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Low-Priced Stock Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Low-Priced Stock Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Low-Priced Stock Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Low-Priced Stock Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Low-Priced Stock Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Low-Priced Stock Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Low-Priced Stock Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Low-Priced Stock Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Advisor Low-Priced Stock Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Low-Priced Stock Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Low-Priced Stock Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Low-Priced Stock Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Low-Priced Stock Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Low-Priced Stock Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Low-Priced Stock Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Low-Priced Stock Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Low-Priced Stock Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Low-Priced Stock Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Low-Priced Stock Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Fidelity Advisor Low-Priced Stock Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Low-Priced Stock Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Low-Priced Stock Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Low-Priced Stock Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Low-Priced Stock Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Low-Priced Stock Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Low-Priced Stock Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Low-Priced Stock Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Low-Priced Stock Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Low-Priced Stock Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Low-Priced Stock Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Low-Priced Stock Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Low-Priced Stock Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Low-Priced Stock Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Low-Priced Stock Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Advisor Low-Priced Stock Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Low-Priced Stock Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Low-Priced Stock Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Low-Priced Stock Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Low-Priced Stock Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Low-Priced Stock Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Low-Priced Stock Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Low-Priced Stock Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Low-Priced Stock Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Low-Priced Stock Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Low-Priced Stock Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Fidelity Advisor Low-Priced Stock Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Low-Priced Stock Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Low-Priced Stock Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Low-Priced Stock Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Low-Priced Stock Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Low-Priced Stock Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Low-Priced Stock Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Low-Priced Stock Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Low-Priced Stock Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Low-Priced Stock Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Low-Priced Stock Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Low-Priced Stock Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Low-Priced Stock Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Low-Priced Stock Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Low-Priced Stock Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Advisor Low-Priced Stock Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Low-Priced Stock Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Low-Priced Stock Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Low-Priced Stock Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Low-Priced Stock Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Low-Priced Stock Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Low-Priced Stock Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Low-Priced Stock Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Low-Priced Stock Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Low-Priced Stock Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Low-Priced Stock Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Fidelity Advisor Low-Priced Stock Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Low-Priced Stock Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Low-Priced Stock Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Low-Priced Stock Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Low-Priced Stock Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Low-Priced Stock Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Low-Priced Stock Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Low-Priced Stock Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Low-Priced Stock Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Low-Priced Stock Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Low-Priced Stock Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Low-Priced Stock Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Low-Priced Stock Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Low-Priced Stock Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Low-Priced Stock Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Advisor Low-Priced Stock Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Low-Priced Stock Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Low-Priced Stock Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Low-Priced Stock Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Low-Priced Stock Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Low-Priced Stock Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Low-Priced Stock Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Low-Priced Stock Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Low-Priced Stock Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Low-Priced Stock Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Low-Priced Stock Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Fidelity Advisor Low-Priced Stock Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Low-Priced Stock Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Low-Priced Stock Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Low-Priced Stock Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Low-Priced Stock Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Low-Priced Stock Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Low-Priced Stock Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Low-Priced Stock Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Low-Priced Stock Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Low-Priced Stock Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Low-Priced Stock Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Low-Priced Stock Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Low-Priced Stock Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Low-Priced Stock Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Low-Priced Stock Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Low-Priced Stock Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Low-Priced Stock Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Fidelity Advisor Low-Priced Stock Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Low-Priced Stock Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Low-Priced Stock Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Low-Priced Stock Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Low-Priced Stock Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Low-Priced Stock Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.80%
Fidelity Advisor Low-Priced Stock Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Value Discovery Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Value Discovery Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Value Discovery Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Value Discovery Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Value Discovery Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Value Discovery Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Value Discovery Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Value Discovery Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Value Discovery Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Value Discovery Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Value Discovery Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Discovery Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Value Discovery Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Discovery Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Value Discovery Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Value Discovery Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Value Discovery Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Value Discovery Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Value Discovery Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	92.30%
Fidelity Advisor Value Discovery Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Value Discovery Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Value Discovery Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Value Discovery Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Value Discovery Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Discovery Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Value Discovery Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Value Discovery Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Value Discovery Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Value Discovery Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Value Discovery Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Value Discovery Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Value Discovery Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Value Discovery Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Value Discovery Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Value Discovery Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Discovery Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Value Discovery Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Discovery Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Value Discovery Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Value Discovery Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Value Discovery Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Value Discovery Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Value Discovery Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	92.30%
Fidelity Advisor Value Discovery Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Value Discovery Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Value Discovery Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Value Discovery Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Value Discovery Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Discovery Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Value Discovery Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Value Discovery Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Value Discovery Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Value Discovery Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Value Discovery Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Value Discovery Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Value Discovery Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Value Discovery Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Value Discovery Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Value Discovery Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Discovery Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Value Discovery Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Discovery Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Value Discovery Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Value Discovery Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Value Discovery Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Value Discovery Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Value Discovery Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	92.30%
Fidelity Advisor Value Discovery Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Value Discovery Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Value Discovery Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Value Discovery Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Value Discovery Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Discovery Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Value Discovery Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Value Discovery Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Value Discovery Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Value Discovery Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Value Discovery Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Value Discovery Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Value Discovery Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Value Discovery Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Value Discovery Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Value Discovery Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Discovery Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Value Discovery Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Discovery Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Value Discovery Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Value Discovery Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Value Discovery Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Value Discovery Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Value Discovery Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	92.30%
Fidelity Advisor Value Discovery Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Value Discovery Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Value Discovery Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Value Discovery Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Value Discovery Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Value Discovery Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Value Discovery Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Value Discovery Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Value Discovery Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Value Discovery Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Value Discovery Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Value Discovery Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Value Discovery Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Value Discovery Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Value Discovery Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Advisor Value Discovery Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Value Discovery Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Value Discovery Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Value Discovery Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Value Discovery Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Value Discovery Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Value Discovery Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Value Discovery Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Value Discovery Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Value Discovery Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	92.30%
Fidelity Advisor Value Discovery Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Value Discovery Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Value Discovery Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Value Discovery Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Value Discovery Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Advisor Value Discovery Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%